GOODWILL	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL

Note 9. GOODWILL

The Company tests goodwill for impairment annually on September 30 or more frequently if there are indicators that the carrying amount of the goodwill exceeds its estimated fair value.

Impairment Charge in 2023

The consolidated financial statements for the year ended December 31, 2023, reflect a $6.1 million goodwill impairment charge. This impairment was recognized as a result of the following factors:

●	Recurring losses
●	Reduction in same store revenue
●	Highly competitive industry
●	Certain operational costs that have impacted our expectations such that future growth and profitability is lower than previous estimates
●	Negative working capital experienced by the Company in the fourth quarter of 2023

The above noted elements lead management to evaluate the goodwill at the HCMC level and, since this goodwill pertained entirely to the segment being spun-off (the Company), the carrying value of goodwill presented in these carve-out financial statements has been impacted. The Company concluded that the above identified factors were the triggering events as of December 31, 2023, which indicated that the Company’s goodwill might be impaired.

Because the qualitative test indicated that the Company’s goodwill was determined to be impaired, a second phase of the goodwill impairment test (“Step 2”) was performed. Under Step 2, the fair value of the Company was estimated for the purpose of deriving an estimate of the implied fair value of goodwill. The implied fair value of the goodwill was then compared to the recorded goodwill to determine the amount of the impairment. The Company evaluated the fair value of its equity through the use of Guideline Public Company Method and Discounted Cash Flow Method. These two methods first calculated market value of invested capital, then the Company applied 50% of weighting to each method to derive the weight equity value. The Guideline Public Company Method calculated the Company’s equity using public markets’ relevant comparable set with market multiples that are applicable to the company. The Discounted Cash Flow Method discounted projected free cashflows of the Company at a computed weighted average cost of capital of 16.5% as the discount rate. The Discounted Cash Flow Method requires the use of significant estimates and assumptions to calculate projected future cash flow, weighted average cost of capital, and future economic and market conditions. The Company based the forecasts on its knowledge of the industry, recent performance and expected future performance, and other assumptions management believes to be reasonable but that are unpredictable and inherently uncertain. Actual future results may differ from those estimates.

As a result of the impairment test, the entire $6.1 million carrying value of goodwill was recognized as a non-cash impairment charge in 2023. There was no impairment of goodwill during the year ended December 31, 2022.

The following table summarizes the changes in goodwill for the years ended December 31, 2023 and 2022:

	December 31, 2023	December 31, 2022

Beginning balance	$5,747,000	$916,000
Acquisitions	357,000	4,831,000
Impairment	(6,104,000)	-
Ending balance	$-	$5,747,000

NOTE 10. INTANGIBLE ASSETS, NET

At December 31, 2023 and, 2022, intangible assets consist of the following:

December 31, 2023	Useful Lives (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trade names	8-10 years	$2,860,000	(1,035,443)	$1,824,557
Customer relationships	4-6 years	2,669,000	(1,330,972)	1,338,028
Non-compete	4-5 years	1,602,000	(586,066)	1,015,934
Intangible assets, net		$7,131,000	$(2,952,481)	$4,178,519

December 31, 2022	Useful Lives (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trade names	8-10 years	$2,569,000	(725,724)	$1,843,276
Customer relationships	4-6 years	2,669,000	(1,033,306)	1,635,694
Non-compete	4-5 years	1,602,000	(300,466)	1,301,534
Intangible assets, net		$6,840,000	$(2,059,496)	$4,780,504

Intangible assets are amortized on a straight-line basis over their estimated useful lives. Amortization expense was approximately $893,000 and $723,000 for the years ended December 31, 2023 and 2022, respectively. Amortization expense was included in selling, general and administrative expenses on the consolidated carve-out statements of operations.

Future annual estimated amortization expense is as follows:

For the years ending December 31,
2024	$920,266
2025	914,766
2026	837,730
2027	698,925
2028	389,486
Thereafter	417,346
Total	$4,178,519